Other accounts receivable and prepaid expenses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Other accounts receivable and prepaid expenses.
Prepaid expenses		$ 41,132	$ 33,180	$ 59,033
Guarantee deposits		6,987	6,952	6,167
Others		1,520	2,201	1,375
Total	$ 2,549	$ 49,639	$ 42,333	$ 66,575